Additional Notes (Tables)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Text block [abstract]
Summary of Future Minimum Payments for Leases
The future minimum payments under non-cancelable leases of low-value assets, performance share unit programs and contracts for insurance and other services on December 31, 2022 were as follows:

in 000' €	Leases of Low-Value Assets and Short-Term Leases	Performance Share Unit Programs	Other	Total
Less than 1 Year	0	200	1,098	1,298
Between One and Five Years	3	9,300	13,499	22,802
More than 5 Years	0	0	0	0
Total	3	9,500	14,597	24,100
As of December 31, 2021, these future mininum payments were as follows.

in 000' €	Leases of Low-Value Assets and Short-Term Leases	Performance Share Unit Programs	Other	Total
Less than 1 Year	8	0	570	578
Between One and Five Years	25	5,105	10,894	16,024
More than 5 Years	0	0	0	0
Total	33	5,105	11,464	16,602
Additionally, the company has contracts for outsourced studies whereas the services have not been rendered as of December 31, 2022 and which could result in future payment obligations. These amounts could be shifted or substantially lower due to changes in the study timeline or premature study termination.

in million €	2022	2021
Less than 1 Year	228.4	138.9
Between One and Five Years	214.1	97.6
More than 5 Years	0.0	0.0
Total	442.5	236.5

Summary of Fair Value of Financial Assets and Liabilities

December 31, 2022; in 000' €	Classification Financial Instrument	Carrying Amount	Fair Value	Hierarchy Level
Cash and Cash Equivalents	AC	402,351	*	*
Other Financial Assets		504,823
thereof Money Market Funds	FVTPL	14,622	14,622	1
thereof Fixed Term Deposits	AC	490,201	*	*
Accounts Receivable	AC	91,231	*	*
Financial Assets from Collaborations	FVTPL	0	0	3
Other Receivables		12,852
thereof Anti-Dilution Right HI-Bio	FVTPL	9,832	9,832	3
thereof Non-Financial Assets	n/a	3,020	n/a	n/a
Current Financial Asset		1,008,237
Prepaid Expenses and Other Assets		8,729
thereof Restricted Cash	AC	1,324	1,324	2
thereof Non-Financial Assets	n/a	7,405	n/a	n/a
Non-Current Financial Asset		1,324
Total		1,009,561
Accounts Payable and Accruals		(157,270)
thereof Accounts Payable	FLAC	(38,579)	*	*
thereof Non-Financial Liabilities	n/a	(118,691)	n/a	n/a
Bonds	FLAC	(2,031)	*	*
Financial Liabilities from Collaborations	FLAC	(2,514)	*	*
Financial Liabilities from Future Payments to Royalty Pharma	FLAC	(102,171)
Current Financial Liabilities		(145,295)
Bonds	FLAC	(291,647)	(277,166)	3
Financial Liabilities from Collaborations	FLAC	(217,826)	(167,984)	3
Financial Liabilities from Future Payments to Royalty Pharma	FLAC	(1,398,303)	(1,290,475)	3
Non-Current Financial Liabilities		(1,907,776)
Total		(2,053,071)
*    For these instruments the carrying amount is a reasonable approximation of fair value.

December 31, 2021; in 000' €	Classification Financial Instrument	Carrying Amount	Fair Value	Hierarchy Level
Cash and Cash Equivalents	AC	123,248	*	*
Other Financial Assets		853,686
thereof Money Market Funds	FVTPL	8,875	8,875	1
thereof Fixed Term Deposits	AC	844,811	*	*
Accounts Receivable	AC	75,911	*	*
Financial Assets from Collaborations	FVTPL	16,730	16,730	3
Other Receivables		2,227
thereof Forward Exchange Contracts used for Hedging	FVTPL	0	0	2
thereof Non-Financial Assets	n/a	2,227	n/a	n/a
Other Financial Assets	AC	0	0	2
Prepaid Expenses and Other Assets		13,251
thereof Restricted Cash	AC	4,059	4,059	2
thereof Non-Financial Assets	n/a	9,192	n/a	n/a
Total		1,085,053
Accounts Payable and Accruals		(188,077)
thereof Accounts Payable	FLAC	(73,787)	*	*
thereof Non-Financial Liabilities	n/a	(114,290)	n/a	n/a
Bonds	FLAC	(423)	*	*
Financial Liabilities from Collaborations	FLAC	(1,097)	*	*
Bonds	FLAC	(282,785)	(304,025)	3
Financial Liabilities from Collaborations	FLAC	(513,264)	(514,169)	3
Financial Liabilities from Future Payments to Royalty Pharma	FLAC	(1,167,775)	(1,367,365)	3
Total		(2,241,822)
*    For these instruments the carrying amount is a reasonable approximation of fair value.

Summary of Carrying Amount of Financial Instruments
The totals of the carrying amounts of the financial instruments per measurement category are shown in the following overview.

in 000' €	Classification Financial Instrument	12/31/2022	12/31/2021
Financial Assets FVTPL	FVTPL	24,454	25,605
Financial Assets AC	AC	985,107	1,048,029
Financial Liabilities FLAC	FLAC	(2,053,071)	(2,127,532)

Summary of Investment At Fair Value (adivo GmbH)

	Currency	Stake in %	Equity in Domestic Currency (in €)1	Profit for the Year (in €) 1
adivo GmbH, Martinsried, Germany	€	1,720.0	92,948	624,757

Summary of Change in investment in Adivo GmbH

in 000' €	2022	2021
Balance as of January 1	0	0
Additions	0	0
Disposals	0	0
Through Other Comprehensive Income	0	0
Through Profit or Loss	0	0
Balance as of December 31	0	0

Summary of Net Gains or Losses resulted from Financial Instruments
The following net gains or losses resulted from financial instruments in the financial year.

in 000' €	2022	2021	2020
FVTPL	7,051	10,983	(7,587)
AC	9,064	9,824	(19,475)
FLAC	231,387	(104,568)	24,031
Total	247,502	(83,761)	(3,031)

Summary of Gross Gains or Losses resulted from Financial Instruments
The gross interest income and expenses from financial assets and liabilities measured at amortized cost are shown in the following table.

in 000' €	2022	2021	2020
Interest Income AC	4,618	723	1,233
Interest Expenses AC	(1,580)	(2,415)	(1,021)
Interest Income FLAC	0	0	0
Interest Expenses FLAC	(102,144)	(62,252)	(17,783)
Total	(99,106)	(63,944)	(17,571)

Summary of Changes in Impairment Losses for Credit Risk

	General Impairment Model			Simplified Impairment Model		Total
in 000' €	Stage 1	Stage 2	Stage 3	Stage 2	Stage 3
Balance as of January 1, 2021	(1,001)	0	0	(424)	0	(1,425)
Unused Amounts Reversed	1,001	0	0	424	0	1,425
Increase in Impairment Losses for Credit Risks recognized in Profit or Loss during the Year	(685)	0	0	(360)	0	(1,045)
Change between Impairment Stages	0	0	0	0	0	0
Amounts written off during the Year as uncollectible	0	0	0	0	0	0
Balance as of December 31, 2021	(685)	0	0	(360)	0	(1,045)
Balance as of January 1, 2022	(685)	0	0	(360)	0	(1,045)
Unused Amounts Reversed	685	0	0	360	0	1,045
Increase in Impairment Losses for Credit Risks recognized in Profit or Loss during the Year	(697)	0	0	(414)	0	(1,111)
Change between Impairment Stages	0	0	0	0	0	0
Amounts written off during the Year as uncollectible	0	0	0	0	0	0
Balance as of December 31, 2022	(697)	0	0	(414)	0	(1,111)

Summary of Gross Carrying Amounts of Financial Assets by Credit Risk
The gross carrying amounts of the Group's financial assets by credit risk rating class are as follows.

Financial Assets as of December 31, 2022	Internal Credit Rating	Basis for Recognition of Expected Credit Loss Provision	Gross Carrying Amount (in 000’ €)
Cash and Cash Equivalents	low	Expected Twelve-Month Loss	402,353
Term Deposits	low	Expected Twelve-Month Loss	490,881
Accounts Receivable	low	Lifetime Expected Credit Losses	91,645

Financial Assets as of December 31, 2021	Internal Credit Rating	Basis for Recognition of Expected Credit Loss Provision	Gross Carrying Amount (in 000’ €)
Cash and Cash Equivalents	low	Expected Twelve-Month Loss	123,248
Term Deposits	low	Expected Twelve-Month Loss	845,488
Accounts Receivable	low	Lifetime Expected Credit Losses	76,270

Summary of Contractual Cash Flows of Financial Liabilities

in '000 €; due on December 31, 2022 in	Less than 1 Year	Between One and Five Years	More than 5 Years	Total
Accounts Payable	38,579	0	0	38,579
Bonds	2,031	329,063	0	331,094
Financial Liabilities from Collaborations	2,588	67,784	225,172	295,544
Financial Liabilities from Future Payments to Royalty Pharma	105,525	780,755	1,250,387	2,136,667

in 000' €; due on December 31, 2021 in	Less than 1 Year	Between One and Five Years	More than 5 Years	Total
Accounts Payable	73,787	0	0	73,787
Bonds	2,031	331,094	0	333,125
Financial Liabilities from Collaborations	1,140	167,669	530,242	699,052
Financial Liabilities from Future Payments to Royalty Pharma	89,845	505,938	1,051,077	1,646,860

Summary of Exposure to Foreign Currency Risk	The Group’s exposure to foreign currency risk based on the carrying amounts of the items is shown in the table below.

as of December 31, 2022; in 000' €	US$	Other
Cash and Cash Equivalents	15,986	0
Other Financial Assets	0	0
Accounts Receivable	77,045	0
Financial Assets from Collaborations	0	0
Restricted Cash (included in Other Assets)	0	0
Accounts Payable and Accruals	(97,946)	(56)
Financial Liabilities from Collaborations	(220,339)	0
Financial Liabilities from Future Payments to Royalty Pharma	0	0
Total	(225,254)	(56)

as of December 31, 2021; in 000' €	US$	Other
Cash and Cash Equivalents	106,188	0
Other Financial Assets	96,192	0
Accounts Receivable	42,754	0
Financial Assets from Collaborations	16,730	0
Restricted Cash (included in Other Assets)	3,397	0
Accounts Payable and Accruals	(107,691)	(339)
Financial Liabilities from Collaborations	(514,362)	0
Financial Liabilities from Future Payments to Royalty Pharma	(186,751)	0
Total	(543,543)	(339)

Summary of Sensitivity Analysis of Foreign Exchange Rates

in million €	2022	2021	2020
Increase of the Euro by 10%	15.6	39.3	16.8
Decrease of the Euro by 10%	(19.7)	(48.0)	(25.6)

Summary of Sensitivity Analysis of Variable Interest Rate Risk

in million €	2022	2021	2020
Increase of the variable Interest Rate by 0.5%	2.4	0.8	1.2
Decrease of the variable Interest Rate by 0.5%	(2.4)	(0.8)	(1.4)
The Group is currently not subject to significant interest rate risks from the account payables reported on the balance sheet.

Summary of Capital Management

in 000' €	12/31/2022	12/31/2021
Stockholders’ Equity	157,410	244,876
In % of Total Capital	6.6	9.6
Total Liabilities	2,239,523	2,311,378
In % of Total Capital	93.4	90.4
Total Capital	2,396,932	2,556,254

Summary of Net Liabilities and Other Changes which are presented in Operating Activities

in 000' €	Lease Liabilities	Bonds	Financial Liabilities from Collaborations	Financial Liabilities from Future Payments to Royalty Pharma	Total
Balance as of January 1, 2021	(45,019)	(273,183)	(516,506)	0	(834,708)
Cash Flows	4,286	2,031	0	(1,205,911)	(1,199,594)
New Leases	(316)	0	0	0	(316)
Disposal Leases	173	0	0	0	173
Amortizations from Effective Interest Method	(1,170)	(12,056)	(20,386)	(29,811)	(63,422)
Changes from Adjustments to Planning Assumptions	0	0	61,876	(64,846)	(2,970)
Transfer of Assigned License Revenues to Royalty Pharma	0	0	0	51,890	51,890
Foreign Currency Translation Differences from Consolidation	(538)	0	(39,346)	(7,499)	(47,383)
Balance as of December 31, 2021	(42,584)	(283,208)	(514,362)	(1,256,176)	(2,096,329)
Balance as of January 1, 2022	(42,584)	(283,208)	(514,362)	(1,256,176)	(2,096,329)
Cash Flows	4,446	2,032	0	(295,421)	(288,943)
New Leases	(6,224)	0	0	0	(6,224)
Disposal Leases	0	0	0	0	0
Amortizations from Effective Interest Method	(1,051)	(12,502)	(22,969)	(78,418)	(114,940)
Changes from Adjustments to Planning Assumptions	0	0	354,390	28,285	382,675
Transfer of Assigned License Revenues to Royalty Pharma	0	0	0	96,897	96,897
Foreign Currency Translation Differences from Consolidation	(368)	0	(37,399)	4,358	(33,409)
Balance as of December 31, 2022	(45,781)	(293,678)	(220,340)	(1,500,475)	(2,060,273)